Class A Common Stock Subject to Possible Redemption - (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 13, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Gross proceeds		$ 230,000,000
Amount allocated to Public Warrants		(6,727,500)
Class A common stock issuance costs		(10,110,406)
Accretion of carrying value to redemption value		16,837,906
6% cumulative preferred shares, $0.001 par value. Authorized 20,000 shares; 11,451 shares issued and outstanding at June 30, 2021 and 10,000 issued and outstanding at December 31, 2020	$ 230,000,000	$ 230,000,000			$ 230,000,000	$ 230,000,000	$ 230,000,000	$ 230,000,000
Class A common stock
Temporary Equity [Line Items]
Common stock, shares authorized	100,000,000	100,000,000							100,000,000
Common stock, par value	$ 0.0001	$ 0.0001						$ 0.0001	$ 0.0001
Number of votes per share	$ 1
Common stock, shares subject to possible redemption	23,000,000	23,000,000	23,000,000	23,000,000				23,000,000
Gross proceeds	$ 230,000,000
Amount allocated to Public Warrants	(6,727,500)
Class A common stock issuance costs	(10,110,406)
Accretion of carrying value to redemption value	16,837,906
6% cumulative preferred shares, $0.001 par value. Authorized 20,000 shares; 11,451 shares issued and outstanding at June 30, 2021 and 10,000 issued and outstanding at December 31, 2020	$ 230,000,000		$ 230,000,000	$ 230,000,000
Class A common stock subject to possible redemption
Temporary Equity [Line Items]
Common stock, shares subject to possible redemption					23,000,000	23,000,000	23,000,000